Corporation unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 145,732	$ 183,611
Defined Benefit Plan Service Cost	1,457	2,257	2,190
Defined Benefit Plan Interest Cost	6,846	6,848	7,801
Amendments	0	(18,670)
Benefits paid	(5,688)	(7,066)
Actuarial loss (gain)	13,471	(21,248)
Benefit obligation at end of year	161,818	145,732	183,611
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net prior service cost (credit)	(14,870)	(18,670)		(3,800)
Net loss	25,817	12,346
Accumulated other comprehensive loss	10,947	(6,324)	35,486
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(145,732)	(183,611)
Amount prepaid (accued) at beginning of year	(152,056)	(148,125)
Additional benefit cost	0	0
Net periodic benefit credit (cost)	(4,503)	(10,997)
Defined Benefit Plan Contributions By Employer	5,688	7,066
Amount prepaid (accrued) at end of year	(150,871)	(152,056)	(148,125)
Amount recognized in AOCL	(10,947)	6,324	(35,486)
Net liabilities at end of year	$ (161,818)	$ (145,732)	$ (183,611)